UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

This annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$89	0.88%

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Health Sciences Portfolio Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	11,390	10,180	10,780	10,095
2015	12,011	10,194	11,143	10,123
2015	10,500	9,455	9,847	9,471
2015	11,276	10,048	10,714	10,138
2016	9,902	10,145	9,959	10,275
2016	10,318	10,412	10,560	10,527
2016	10,608	10,870	10,813	10,933
2016	10,094	11,327	10,357	11,351
2017	11,222	11,978	11,279	12,039
2017	12,049	12,339	12,098	12,411
2017	12,679	12,903	12,552	12,967
2017	12,878	13,721	12,753	13,829
2018	13,045	13,633	12,715	13,724
2018	13,864	14,163	13,282	14,195
2018	15,461	15,172	15,089	15,290
2018	13,021	13,002	13,471	13,223
2019	15,048	14,828	14,639	15,027
2019	15,319	15,435	14,849	15,674
2019	14,141	15,614	14,313	15,940
2019	16,790	17,035	16,449	17,386
2020	14,501	13,475	14,330	13,979
2020	17,899	16,443	16,748	16,850
2020	19,119	17,957	17,833	18,355
2020	21,763	20,593	19,630	20,585
2021	21,713	21,900	20,050	21,856
2021	23,816	23,705	21,687	23,724
2021	24,116	23,681	21,723	23,863
2021	24,614	25,877	23,282	26,494
2022	22,496	24,512	22,221	25,276
2022	20,263	20,418	20,571	21,206
2022	19,822	19,506	19,600	20,170
2022	21,544	20,907	21,862	21,696
2023	21,057	22,408	21,146	23,322
2023	21,749	24,288	21,874	25,361
2023	20,566	23,497	21,025	24,531
2023	22,182	26,334	22,488	27,399
2024	23,922	28,973	24,405	30,291
2024	23,902	29,904	24,156	31,589
2024	25,326	31,767	25,784	33,448
2024	22,549	32,604	23,270	34,254

202501-4140694, 202502-4108594

E309-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio Class)	1.66%	6.08%	8.47%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	8.81
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$664,924
  Number of Portfolio Holdings274
  Investment Advisory Fees Paid (000s)$5,427
  Portfolio Turnover Rate49.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.4%
Major Pharmaceuticals	17.1
Implants	14.9
Life Sciences	10.9
Payors	10.9
Other Products & Devices	6.6
Major Biotechnology	6.5
Providers	1.8
Distribution	0.9
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.2%
UnitedHealth Group	6.1
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.7
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

This annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$114	1.13%

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Health Sciences Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	11,385	10,180	10,780	10,095
2015	11,994	10,194	11,143	10,123
2015	10,480	9,455	9,847	9,471
2015	11,247	10,048	10,714	10,138
2016	9,871	10,145	9,959	10,275
2016	10,280	10,412	10,560	10,527
2016	10,563	10,870	10,813	10,933
2016	10,042	11,327	10,357	11,351
2017	11,161	11,978	11,279	12,039
2017	11,976	12,339	12,098	12,411
2017	12,593	12,903	12,552	12,967
2017	12,784	13,721	12,753	13,829
2018	12,941	13,633	12,715	13,724
2018	13,744	14,163	13,282	14,195
2018	15,320	15,172	15,089	15,290
2018	12,894	13,002	13,471	13,223
2019	14,890	14,828	14,639	15,027
2019	15,147	15,435	14,849	15,674
2019	13,975	15,614	14,313	15,940
2019	16,585	17,035	16,449	17,386
2020	14,311	13,475	14,330	13,979
2020	17,654	16,443	16,748	16,850
2020	18,845	17,957	17,833	18,355
2020	21,439	20,593	19,630	20,585
2021	21,376	21,900	20,050	21,856
2021	23,437	23,705	21,687	23,724
2021	23,718	23,681	21,723	23,863
2021	24,190	25,877	23,282	26,494
2022	22,094	24,512	22,221	25,276
2022	19,889	20,418	20,571	21,206
2022	19,442	19,506	19,600	20,170
2022	21,121	20,907	21,862	21,696
2023	20,630	22,408	21,146	23,322
2023	21,294	24,288	21,874	25,361
2023	20,124	23,497	21,025	24,531
2023	21,688	26,334	22,488	27,399
2024	23,378	28,973	24,405	30,291
2024	23,344	29,904	24,156	31,589
2024	24,716	31,767	25,784	33,448
2024	21,995	32,604	23,270	34,254

202501-4140694, 202502-4108594

E359-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio - II Class)	1.42%	5.81%	8.20%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	8.81
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$664,924
  Number of Portfolio Holdings274
  Investment Advisory Fees Paid (000s)$5,427
  Portfolio Turnover Rate49.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.4%
Major Pharmaceuticals	17.1
Implants	14.9
Life Sciences	10.9
Payors	10.9
Other Products & Devices	6.6
Major Biotechnology	6.5
Providers	1.8
Distribution	0.9
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.2%
UnitedHealth Group	6.1
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.7
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 55 .31 $ 55 .74 $ 64 .72 $ 61 .04 $ 49 .82
Investment activities
Net investment loss
(1)(2)
( 0 .11 ) ( 0 .12 ) ( 0 .13 ) ( 0 .26 ) ( 0 .12 )
Net realized and unrealized gain/loss 1 .00 1 .68 ( 7 .95 ) 8 .19 14 .90
Total from investment activities 0 .89 1 .56 ( 8 .08 ) 7 .93 14 .78
Distributions
Net realized gain ( 4 .94 ) ( 1 .99 ) ( 0 .90 ) ( 4 .25 ) ( 3 .56 )
NET ASSET VALUE
End of period $ 51 .26 $ 55 .31 $ 55 .74 $ 64 .72 $ 61 .04
Ratios/Supplemental Data
Total return
(2)(3)
1 .66% 2 .96% ( 12 .47 ) % 13 .10% 29 .62%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .89% 0 .95% 0 .95% 0 .95% 0 .95%
Net expenses after waivers/payments by Price
Associates 0 .88% 0 .94% 0 .94% 0 .94% 0 .94%
Net investment loss ( 0 .18 ) % ( 0 .21 ) % ( 0 .23 ) % ( 0 .40 ) % ( 0 .23 ) %
Portfolio turnover rate 49 .9% 49 .5% 27 .9% 32 .3% 38 .0%
Net assets, end of period (in thousands) $ 144,197 $ 154,299 $ 153,188 $ 178,434 $ 159,718
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51 .85 $ 52 .52 $ 61 .19 $ 57 .96 $ 47 .48
Investment activities
Net investment loss
(1)(2)
( 0 .24 ) ( 0 .24 ) ( 0 .25 ) ( 0 .40 ) ( 0 .24 )
Net realized and unrealized gain/loss 0 .95 1 .56 ( 7 .52 ) 7 .77 14 .16
Total from investment activities 0 .71 1 .32 ( 7 .77 ) 7 .37 13 .92
Distributions
Net realized gain ( 4 .94 ) ( 1 .99 ) ( 0 .90 ) ( 4 .14 ) ( 3 .44 )
NET ASSET VALUE
End of period $ 47 .62 $ 51 .85 $ 52 .52 $ 61 .19 $ 57 .96
Ratios/Supplemental Data
Total return
(2)(3)
1 .42% 2 .68% ( 12 .69 ) % 12 .83% 29 .27%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1 .13% 1 .20% 1 .20% 1 .20% 1 .20%
Net expenses after waivers/payments by Price
Associates 1 .13% 1 .19% 1 .19% 1 .19% 1 .19%
Net investment loss ( 0 .43 ) % ( 0 .47 ) % ( 0 .48 ) % ( 0 .64 ) % ( 0 .47 ) %
Portfolio turnover rate 49 .9% 49 .5% 27 .9% 32 .3% 38 .0%
Net assets, end of period (in thousands) $ 520,727 $ 548,009 $ 576,092 $ 704,365 $ 626,850
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.8%
BIOTECHNOLOGY  27.8%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 19,371 498
498
Major Biotechnology  6.3%
Alkermes (1) 66,471 1,912
Amgen  38,406 10,010
Biogen (1) 8,175 1,250
Celldex Therapeutics (1) 32,851 830
Exact Sciences (1) 59,948 3,368
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 167,424 104
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 83,712 52
Neurocrine Biosciences (1) 27,030 3,690
United Therapeutics (1) 13,600 4,799
Vertex Pharmaceuticals (1) 39,362 15,851
41,866
Other Biotechnology  21.4%
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 —
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 246
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 123
Agios Pharmaceuticals (1) 51,400 1,689
Akero Therapeutics (1) 45,821 1,275
Alector (1) 30,382 57
Allogene Therapeutics (1) 160,368 342
Alnylam Pharmaceuticals (1) 64,660 15,215
AnaptysBio (1) 10,500 139
Apellis Pharmaceuticals (1) 11,061 353
Apogee Therapeutics (1) 39,727 1,800
Arcellx (1) 44,630 3,423
Arvinas (1) 23,306 447
Ascendis Pharma, ADR (1) 50,917 7,010
Aura Biosciences (1) 20,070 165
Avidity Biosciences (1) 128,218 3,729
BeiGene, ADR (1) 36,338 6,712
Bicycle Therapeutics, ADR (1) 62,846 880
Biohaven (1) 95,772 3,577
BioMarin Pharmaceutical (1) 17,822 1,171
Blueprint Medicines (1) 86,496 7,544
Cabaletta Bio (1) 24,400 55
Cargo Therapeutics (1) 60,490 872
Centessa Pharmaceuticals, ADR (1) 173,583 2,907
Crinetics Pharmaceuticals (1) 57,933 2,962
Cytokinetics (1) 33,735 1,587
Day One Biopharmaceuticals (1) 3,030 38
Denali Therapeutics (1) 79,760 1,625
Shares/Par $ Value
(Cost and value in $000s)
‡
Disc Medicine (1) 14,626 927
Dyne Therapeutics (1) 24,193 570
Entrada Therapeutics (1) 19,854 343
EyePoint Pharmaceuticals (1) 26,859 200
Generation Bio (1) 91,458 97
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Helix Acquisition Corp. II (1) 40,147 422
IGM Biosciences (1) 46,165 282
Immatics (1) 35,941 256
Immuneering, Class A (1) 29,046 64
Immunocore Holdings, ADR (1) 56,198 1,658
Immunome (1) 84,540 898
Insmed (1) 133,130 9,191
Ionis Pharmaceuticals (1) 45,448 1,589
Iovance Biotherapeutics (1) 54,449 403
Krystal Biotech (1) 13,110 2,054
Kymera Therapeutics (1) 68,304 2,748
Legend Biotech, ADR (1) 31,638 1,029
Lyell Immunopharma (1) 285,300 183
Monte Rosa Therapeutics (1) 64,177 445
MoonLake Immunotherapeutics (1) 78,080 4,228
Natera (1) 26,714 4,229
Novocure (1) 61,373 1,829
ORIC Pharmaceuticals (1) 46,600 376
Oruka Therapeutics  55,896 1,084
Pharvaris (1) 16,499 316
Pliant Therapeutics (1) 27,537 363
Prelude Therapeutics (1) 42,748 54
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 51,434 1,985
Prothena (1) 19,543 271
Regeneron Pharmaceuticals (1) 16,686 11,886
Relay Therapeutics (1) 48,819 201
Repligen (1) 12,407 1,786
Replimune Group (1) 85,041 1,030

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
REVOLUTION Medicines (1) 85,170 3,725
REVOLUTION Medicines, Warrants,
11/14/28 (1) 11,096 2
Rhythm Pharmaceuticals (1) 15,079 844
Rocket Pharmaceuticals (1) 53,703 675
Sage Therapeutics (1) 14,484 79
Sana Biotechnology (1) 115,664 188
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22,
Cost $— (1)(3) 6,855 246
Scholar Rock Holding (1) 108,816 4,703
SpringWorks Therapeutics (1) 36,450 1,317
Spyre Therapeutics (1) 20,380 475
Structure Therapeutics, ADR (1) 28,505 773
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(3) 53,640 62
Ultragenyx Pharmaceutical (1) 31,232 1,314
Vaxcyte (1) 56,111 4,593
Voyager Therapeutics (1) 42,811 243
WaVe Life Sciences (1) 96,944 1,199
Xencor (1) 33,800 777
Zai Lab, ADR (1) 90,020 2,358
Zentalis Pharmaceuticals (1) 30,265 92
142,637
Total Biotechnology 185,001
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
MBX Biosciences, Lockup Shares,
Series C, Acquisition Date: 8/2/24,
Cost $429 (1)(3) 34,687 639
639
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(3)(4) 101,916 599
599
Total Consumer Nondurables 1,238
LIFE SCIENCES  9.7%
Life Sciences  9.7%
Agilent Technologies  23,525 3,160
Bio-Techne  38,087 2,744
Bruker  14,586 855
Danaher  107,863 24,760
Ginkgo Bioworks Holdings (1) 2,281 22
Pacific Biosciences of California (1) 81,354 149
Revvity  19,976 2,230
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  58,242 30,299
Total Life Sciences 64,219
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 99
Total Miscellaneous 99
PHARMACEUTICALS  17.3%
Major Pharmaceuticals  16.9%
AstraZeneca, ADR  210,164 13,770
Chugai Pharmaceutical (JPY)  76,700 3,381
Eli Lilly  87,928 67,880
Merck  171,723 17,083
Novo Nordisk, ADR  24,315 2,092
Sanofi, ADR  137,134 6,614
Teva Pharmaceutical Industries,
ADR (1) 66,700 1,470
112,290
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 7,914 2,442
2,442
Total Pharmaceuticals 114,732
PRODUCTS & DEVICES  21.1%
Capital Equipment  0.3%
PROCEPT BioRobotics (1) 23,557 1,897
1,897
Implants  14.8%
Becton Dickinson & Company  35,747 8,110
Boston Scientific (1) 185,922 16,607
Edwards Lifesciences (1) 47,257 3,498
Intuitive Surgical (1) 73,749 38,494
Sonova Holding (CHF)  11,921 3,898
Stryker  76,874 27,679
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 351
98,637
Other Products & Devices  6.0%
10X Genomics, Class A (1) 44,877 644
Argenx, ADR (1) 39,674 24,400
Dexcom (1) 25,744 2,002
Hologic (1) 27,356 1,972
IDEXX Laboratories (1) 6,000 2,481
Lantheus Holdings (1) 10,015 896
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 158
Penumbra (1) 30,257 7,185
Saluda Medical, Warrants,
1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 4,672 9
39,747
Total Products & Devices 140,281
SERVICES  13.8%
Distribution  0.9%
Cardinal Health  17,928 2,120

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cencora  8,625 1,938
McKesson  3,062 1,745
5,803
Information  0.0%
GeneDx Holdings (1) 2,338 179
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 2
181
Other Services  0.5%
ICON (1) 5,711 1,198
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 9/6/24,
Cost $656 (1)(2)(3) 27,337 17
Quest Diagnostics  15,672 2,364
3,579
Payors  10.8%
Centene (1) 34,658 2,100
Cigna Group  32,141 8,875
Elevance Health  33,964 12,529
Humana  5,257 1,334
Molina Healthcare (1) 14,950 4,351
Oscar Health, Class A (1) 147,077 1,977
UnitedHealth Group  80,286 40,613
71,779
Providers  1.6%
BrightSpring Health Services (1) 99,302 1,691
HCA Healthcare  16,417 4,927
Tenet Healthcare (1) 32,572 4,112
10,730
Total Services 92,072
Total Miscellaneous Common
Stocks  4.9% (5) 32,965
Total Common Stocks (Cost
$351,927) 630,607
CONVERTIBLE BONDS  0.2%
Galvanize Therapeutics, 0.00%,
2/13/27, Acquisition Date: 2/28/24,
Cost $295 (1)(2)(3) 295,300 295
Galvanize Therapeutics, 0.00%,
2/28/27, Acquisition Date: 12/27/24,
Cost $223 (1)(2)(3) 223,200 223
Immunocore Holdings, 2.50%,
2/1/30 (6) 739,000 620
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $257 (1)(2)(3) 256,500 257
Total Convertible Bonds (Cost
$1,514) 1,395
Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  4.0%
BIOTECHNOLOGY  2.1%
Other Biotechnology  2.1%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 99
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 285
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 850
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 749
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $407 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810 (1)(2)(3) 45,781 243
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $195 (1)(2)(3) 9,072 48
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
Endeavour Bio Services, Series
C, Acquisition Date: 4/22/24,
Cost $154 (1)(2)(3) 23,627 154
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E, Acquisition
Date: 2/29/24, Cost $93 (1)(2)(3) 14,904 93
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 116
Metsera, Series B, Acquisition Date:
11/12/24, Cost $649 (1)(2)(3) 128,744 649
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 263
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 25
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 202
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 99
SalioGen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $496 (1)(2)(3) 4,690 68
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Sionna Therapeutics, Series
C, Acquisition Date: 3/4/24,
Cost $84 (1)(2)(3) 8,642 84
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Third Arc Bio, Series A, Acquisition
Date: 7/16/24, Cost $214 (1)(2)(3) 101,574 214
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 913
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 1,060
Total Biotechnology 13,931
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $64 (1)(2)(3) 15,714 64
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
565
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 49
Shares/Par $ Value
(Cost and value in $000s)
‡
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 53
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 235
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 242
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 79
658
Total Consumer Nondurables 1,223
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.9%
Life Sciences  0.9%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 673
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 30
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 65
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 543
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 338
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 376
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 121
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 205
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 2,521
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 893
Total Life Sciences 6,035
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 259

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 89
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 151
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 110
609
Implants  0.1%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 343
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $566 (1)(2)(3) 556,501 473
816
Other Products & Devices  0.1%
Saluda Medical, Series D,
Acquisition Date: 1/20/22,
Cost $397 (1)(2)(3) 31,146 331
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $196 (1)(2)(3) 24,280 235
566
Total Products & Devices 1,991
SERVICES  0.4%
Information  0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 313
313
Other Services  0.3%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 833
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 502
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 396
Shares/Par $ Value
(Cost and value in $000s)
‡
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 232
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 132
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 47
2,142
Providers  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 241
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 162
403
Total Services 2,858
Total Convertible Preferred Stocks
(Cost $30,683) 26,578
PREFERRED STOCKS  0.3%
LIFE SCIENCES  0.3%
Life Sciences  0.3%
Sartorius (EUR)  8,261 1,836
Total Life Sciences 1,836
Total Preferred Stocks (Cost
$1,569) 1,836
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve
Fund, 4.53% (7)(8) 5,167,594 5,168
Total Short-Term Investments
(Cost $5,168) 5,168
Total Investments in Securities
100.1% of Net Assets
(Cost $390,861) $ 665,584
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $29,991 and represents 4.5% of net assets.
(4) Perpetual security with no stated maturity date.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Health Sciences Portfolio

.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $620 and represents 0.1% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ —# $ — $ 178+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 13,820  ¤  ¤ $ 5,168^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $178 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,168.

T. ROWE PRICE Health Sciences Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $390,861) $ 665,584
Receivable for shares sold 405
Dividends and interest receivable 310
Foreign currency (cost $68) 67
Other assets 243
Total assets 666,609
Liabilities
Payable for shares redeemed 1,051
Investment management fees payable 383
Due to affiliates 11
Payable for investment securities purchased 2
Payable to directors 1
Other liabilities 237
Total liabilities 1,685
NET ASSETS $ 664,924
Net Assets Consist of:
Total distributable earnings (loss) $ 272,661
Paid-in capital applicable to 13,748,588 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 392,263
NET ASSETS $ 664,924
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
(Net assets: $144,197; Shares outstanding: 2,813,070) $ 51.26
Health Sciences Portfolio - II Class
(Net assets: $520,727; Shares outstanding: 10,935,518) $ 47.62

T. ROWE PRICE Health Sciences Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
ok
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 5,083
.
  Interest 34
Total income 5,117
Expenses
Investment management and administrative expenses
(1)
2,263
Investment management 3,188
Shareholder servicing
Health Sciences Portfolio Class $ 158
Health Sciences Portfolio - II Class 575 733
Rule 12b-1 fees
Health Sciences Portfolio - II Class 1,419
Prospectus and shareholder reports
Health Sciences Portfolio Class 7
Health Sciences Portfolio - II Class 5 12
Custody and accounting 161
Legal and audit 46
Directors 2
Miscellaneous 18
Waived / paid by Price Associates (24)
Total expenses 7,818
Net investment loss (2,701)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 60,875
Foreign currency transactions 7
Net realized gain 60,882
Change in net unrealized gain / loss
Securities (45,656)
Other assets and liabilities denominated in foreign currencies (24)
Change in net unrealized gain / loss (45,680)
Net realized and unrealized gain / loss 15,202
INCREASE IN NET ASSETS FROM OPERATIONS
$ 12,501
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Health Sciences Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,701) $ (2,873)
Net realized gain 60,882 35,439
Change in net unrealized gain / loss (45,680) (14,658)
Increase in net assets from operations 12,501 17,908
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class (12,695) (5,381)
Health Sciences Portfolio - II Class (49,064) (20,335)
Decrease in net assets from distributions (61,759) (25,716)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 12,732 12,277
Health Sciences Portfolio - II Class 59,360 48,189
Distributions reinvested
Health Sciences Portfolio Class 12,695 5,381
Health Sciences Portfolio - II Class 49,064 20,335
Shares redeemed
Health Sciences Portfolio Class (25,898) (15,613)
Health Sciences Portfolio - II Class (96,079) (89,733)
Increase (decrease) in net assets from capital share transactions 11,874 (19,164)
Net Assets
Decrease during period (37,384) (26,972)
Beginning of period 702,308 729,280
End of period $ 664,924 $ 702,308
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 214 223
Health Sciences Portfolio - II Class 1,065 931
Distributions reinvested
Health Sciences Portfolio Class 249 102
Health Sciences Portfolio - II Class 1,035 409
Shares redeemed
Health Sciences Portfolio Class (440) (283)
Health Sciences Portfolio - II Class (1,733) (1,740)
Increase (decrease) in shares outstanding 390 (358)

T. ROWE PRICE Health Sciences Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health Sciences Portfolio (Health Sciences Portfolio Class) and
the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax

T. ROWE PRICE Health Sciences Portfolio

disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of

T. ROWE PRICE Health Sciences Portfolio

factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 619,315 $ 10,200 $ 1,092 $ 630,607
Convertible Bonds — 620 775 1,395
Convertible Preferred Stocks — — 26,578 26,578
Preferred Stocks — 1,836 — 1,836
Short-Term Investments 5,168 — — 5,168
Total $ 624,483 $ 12,656 $ 28,445 $ 665,584

T. ROWE PRICE Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31,
2024, totaled $(4,434,000) for the year ended December 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 1,481 $ (685) $ 690 $ (405) $ 11 $ 1,092
Convertible Bonds — — 775 — — 775
Convertible Preferred Stocks 30,591 (7,078) 6,680 (3,615) — 26,578
Total $ 32,072 $ (7,763) $ 8,145 $ (4,020) $ 11 $ 28,445
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,092 Recent comparable
transaction price(s)
—# —# —# —#
Discount for illiquidity —# —# —#
Discount for uncertainty 5% - 100% 36% Decrease
Market comparable Enterprise value to sales
multiple
2.2x – 6.9x 5.4x Increase
Enterprise value to gross
profit multiple
5.0x – 10.0x 8.4x Increase
Discount for lack of
marketability
10% 10% Decrease
Expected present value Discount rate for cost of
equity
6% 6% Decrease
Discount for regulatory
uncertainty
30% 30% Decrease
Options pricing model Private company valuation —# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible Bonds $775 Recent comparable
transaction price(s)
—# —# —# —#
Convertible Preferred Stocks $26,578 Recent comparable
transaction price(s)
—# —# —# —#
Conversion ratio —# —# —#

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private company valuation —# —# —#
Discount for dilution 12% 12% Decrease
Discount for uncertainty 25% - 50% 27% Decrease
Market comparable Premium for liquidation
preference
—# —# —#
Conversion ratio —# —# —#
Premium to public company
multiples
59% - 147% 102% Increase
Enterprise value to sales
multiple
1.5x – 8.7x 6.9x Increase
Projected enterprise value to
sales multiple
4.4x – 8.7x 7.6x Increase
Sales growth rate 5% - 124% 76% Increase
Enterprise value to gross
profit multiple
4.9x – 21.6x 16.0x Increase
Projected enterprise value to
gross profit multiple
8.1x – 21.6x 16.7x Increase
Gross profit growth rate 61% - 171% 116% Increase
Enterprise value to EBITDA
multiple
11.5x
- 16.1x
13.8x Increase
EBITDA growth rate 56% 56% Increase
Projected enterprise value to
EBITDA multiple
37.6x 37.6x Increase
Probability for potential
outcome
10% - 70% 35% Increase
Discount to public company
multiples
43% - 52% 48% Decrease
Discount rate for cost of
capital
10% - 30% 15% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease
Options pricing model Private company valuation —# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase

T. ROWE PRICE Health Sciences Portfolio

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $358,224,000 and $402,636,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
December 31,
2024
December 31,
2023
Long-term capital gain $ 61,759 $ 25,716
($000s)
Cost of investments $ 397,299
Unrealized appreciation $ 304,942
Unrealized depreciation (36,659)
Net unrealized appreciation (depreciation) $ 268,283
($000s)
Undistributed long-term capital gain $ 4,378
Net unrealized appreciation (depreciation) 268,283
Total distributable earnings (loss) $ 272,661

T. ROWE PRICE Health Sciences Portfolio

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.95% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.94% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $24,000 and allocated ratably in the amounts of $5,000 and $19,000 for the Health Sciences Portfolio
Class and Health Sciences Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.94%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the period May 1, 2024 through December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its

T. ROWE PRICE Health Sciences Portfolio

capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $81,000 for Price Associates and $7,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain

T. ROWE PRICE Health Sciences Portfolio

geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Health Sciences Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Health Sciences Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Health Sciences Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Health Sciences Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $61,759,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,256,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,740,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E309-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025